Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Property And Equipment Estimated Useful Lives

The estimated useful life of the different groups of property and equipment is as follows:

Asset Classification	Estimated useful life (in years)
Leasehold improvements	shorter of useful life or remaining life of the lease
Laboratory equipment	1 - 14
Office and computer equipment	1 - 15

Schedule of Fair Value Assumptions

Accordingly, the weighted-average fair value of the options granted during the years ended December 31, 2015 and 2014 was $2.02 and $1.30, respectively based on the following assumptions:

	Years Ended December 31,
	2015	2014
Risk free interest rate	1.47%-1.89%	1.77%
Expected term	5.0 – 6.1 years	5.6 – 5.8 years
Dividend yield	—	—
Expected volatility	72.65%-75.07%	74.66%

Schedule of Stock-Based Compensation Expense

Total stock-based compensation expense was recorded in operating expenses based upon the functional responsibilities of the individuals holding the respective options as follows:

	Years Ended December 31,
	2015	2014
Research and development	$379,066	$7,623
General and administrative	785,567	563,759

Total stock-based compensation	$1,164,633	$571,382

Schedule of Changes to Accumulated Other Comprehensive Income

Changes to accumulated other comprehensive income as of December 31, 2015 were as follows:

	Foreign Currency Translation Adjustment	Accumulated Other Comprehensive Income
Balance—December 31, 2013	$(956,273)	$(956,273)
Current period other comprehensive loss	113,176	113,176
Balance—December 31, 2014	(843,097)	(843,097)
Current period other comprehensive loss	(429,477)	(429,477)

Balance—December 31, 2015	$(1,272,574)	$(1,272,574)